VEDDER PRICE P.C. 222 NORTH LASALLES STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5005

COREY L. ZARSE
312-609-7785	CHICAGO • NEW WORK CITY• WASHINGTON D.C.
czarse@vedderprice.com

April 16, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Nuveen Insured Municipal Opportunity Fund, Inc. (the “Registrant”); File No. 811-06379
To The Commission:
          On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-157991) relating to the issuance of shares of common stock and shares of Municipal Auction Rate Cumulative Preferred stock in connection with the reorganization of Nuveen Insured Florida Premium Income Municipal Fund into Nuveen Insured Municipal Opportunity Fund, Inc.
          The Registrant previously filed by letter a request for acceleration of effectiveness as of April 17, 2009. This Pre-Effective Amendment No. 2 is being filed to change exhibits 11 and 12 filed in Pre-Effective Amendment No. 1.
          Please contact the undersigned at (312) 609-7785 if you have questions or comments regarding the filing.

Very truly yours,
/s/Corey L. Zarse

CLZ/kc
Enclosures